Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 6.62
Exercise price (in Dollars per share)	$ 6.5
Risk free interest rate	3.18%
Expected life	5 years
Expected volatility	122.00%
Bottom of range [member]
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)		$ 6.64
Exercise price (in Dollars per share)		$ 6.6
Expected dividend yield		0.00%
Risk free interest rate		2.60%
Expected life		2 years
Expected volatility		132.00%
Top of range [member]
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)		$ 9.92
Exercise price (in Dollars per share)		$ 9.9
Expected dividend yield		0.00%
Risk free interest rate		2.61%
Expected life		2 years
Expected volatility		136.00%